CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	100,000,000	100,000,000	100,000,000
Preferred stock, Issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Common stock, Issued	32,910,000	32,910,000	12,710,000
Common stock, outstanding	32,910,000	32,910,000	12,710,000
Unamortized discount	$ 90,729